Fair value of financial assets and liabilities (Details) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	R$ 58,546,614,000	R$ 18,858,842,000	R$ 60,900,466,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossDebtInstruments-0]	3,956,833,000	3,122,017,000	3,545,660,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]	54,589,781,000	15,736,825,000	57,354,806,000
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	84,834,356,000	70,570,665,000	98,466,232,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingDebtInstruments-0]	62,234,621,000	47,752,595,000	68,520,799,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingEquityInstruments-0]	2,365,229,000	2,020,610,000	1,818,276,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivatives-0]	20,234,506,000	20,797,460,000	25,504,051,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	2,134,332,000	870,162,000	499,720,000
[custom:NontradingFinancialAssetsMandatorilyMeasuredAtFairValueThroughProfitOrLossEquityInstruments-0]	240,050,000	477,707,000	438,912,000
Loans and advance to clients	1,894,282,000	392,455,000	60,808,000
Financial assets measured at fair value through other comprehensive income	55,425,671,000	101,241,787,000	109,740,387,000
[custom:FinancialAssetsMeasuredAtFairValueThroughOtherComprehensiveIncomeDebtInstruments-0]	55,392,178,000	101,212,600,000	109,668,214,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income Equity Instruments2	33,493,000	29,187,000	72,173,000
Hedging instrument, assets	1,741,318,000	342,463,000	743,463,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTrading-0]	40,746,748,000	36,952,567,000	77,643,291,000
FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivatives2	18,699,325,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingShortPositions-0]	22,047,423,000	12,780,559,000	45,807,946,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLoss-0]	8,921,518,000	7,459,784,000	7,038,467,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossDepositsFromBrazilianCentralBankAndDepositsFromCreditInstitutions-0]	8,921,518,000	7,459,784,000	7,038,467,000
Hedging instrument, liabilities		446,973,000	144,594,000
FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivatives1		24,172,008,000	31,835,344,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivative-0]			28,127,157,000
[custom:FinancialAssetsMeasuredAtFairValueThroughOtherComprehensiveIncomeDebtInstrument-0]			109,668,214,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingShortsPositions-0]			45,807,947,000
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	617,356,000	601,204,000	588,778,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossDebtInstruments-0]	617,356,000	601,204,000	588,778,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	62,749,831,000	49,462,429,000	70,139,962,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingDebtInstruments-0]	60,482,471,000	47,582,871,000	68,461,854,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingEquityInstruments-0]	2,267,360,000	1,879,558,000	1,678,108,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivatives-0]
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss
[custom:NontradingFinancialAssetsMandatorilyMeasuredAtFairValueThroughProfitOrLossEquityInstruments-0]
Loans and advance to clients
Financial assets measured at fair value through other comprehensive income	52,154,497,000	98,977,403,000	106,456,132,000
[custom:FinancialAssetsMeasuredAtFairValueThroughOtherComprehensiveIncomeDebtInstruments-0]	52,154,405,000	98,975,973,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income Equity Instruments2	92,000	1,430,000	1,487,000
Hedging instrument, assets
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTrading-0]
FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivatives2
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingShortPositions-0]
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLoss-0]
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossDepositsFromBrazilianCentralBankAndDepositsFromCreditInstitutions-0]
Hedging instrument, liabilities
FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivatives1
[custom:FinancialAssetsMeasuredAtFairValueThroughOtherComprehensiveIncomeDebtInstrument-0]			106,454,645,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingShortsPositions-0]
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	55,500,261,000	15,736,825,000	57,354,806,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossDebtInstruments-0]	910,480,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]	54,589,781,000	15,736,825,000	57,354,806,000
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	21,304,134,000	20,608,008,000	27,508,722,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingDebtInstruments-0]	1,508,342,000	19,329,000	11,848,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingEquityInstruments-0]	97,869,000	85,029,000	128,251,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivatives-0]	19,697,923,000	20,503,650,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	1,691,606,000	420,898,000	217,569,000
[custom:NontradingFinancialAssetsMandatorilyMeasuredAtFairValueThroughProfitOrLossEquityInstruments-0]	211,788,000	98,921,000	185,790,000
Loans and advance to clients	1,479,818,000	321,977,000	31,779,000
Financial assets measured at fair value through other comprehensive income	1,767,733,000	1,662,779,000	1,987,234,000
[custom:FinancialAssetsMeasuredAtFairValueThroughOtherComprehensiveIncomeDebtInstruments-0]	1,762,547,000	1,649,925,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income Equity Instruments2	5,186,000	12,854,000	33,730,000
Hedging instrument, assets	1,741,318,000	342,463,000	743,463,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTrading-0]	40,512,986,000	36,484,135,000	76,890,170,000
FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivatives2	18,465,563,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingShortPositions-0]	22,047,423,000	12,780,559,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLoss-0]	8,921,518,000	7,459,784,000	7,038,467,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossDepositsFromBrazilianCentralBankAndDepositsFromCreditInstitutions-0]	8,921,518,000	7,459,784,000	7,038,467,000
Hedging instrument, liabilities		446,973,000	144,594,000
FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivatives1		23,703,576,000	31,082,223,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivative-0]			27,368,623,000
[custom:FinancialAssetsMeasuredAtFairValueThroughOtherComprehensiveIncomeDebtInstrument-0]			1,953,504,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingShortsPositions-0]			45,807,947,000
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	2,428,997,000	2,520,813,000	2,956,882,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossDebtInstruments-0]	2,428,997,000	2,520,813,000	2,956,882,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	780,391,000	500,228,000	817,548,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingDebtInstruments-0]	243,808,000	150,395,000	47,097,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingEquityInstruments-0]		56,023,000	11,917,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivatives-0]	536,583,000	293,810,000
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	442,726,000	449,264,000	282,151,000
[custom:NontradingFinancialAssetsMandatorilyMeasuredAtFairValueThroughProfitOrLossEquityInstruments-0]	28,262,000	378,786,000	253,122,000
Loans and advance to clients	414,464,000	70,478,000	29,029,000
Financial assets measured at fair value through other comprehensive income	1,503,441,000	601,605,000	1,297,021,000
[custom:FinancialAssetsMeasuredAtFairValueThroughOtherComprehensiveIncomeDebtInstruments-0]	1,475,226,000	586,702,000
Financial Assets Measured At Fair Value Through Other Comprehensive Income Equity Instruments2	28,215,000	14,903,000	36,956,000
Hedging instrument, assets
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTrading-0]	233,762,000	468,432,000	753,121,000
FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivatives2	233,762,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingShortPositions-0]
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLoss-0]
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossDepositsFromBrazilianCentralBankAndDepositsFromCreditInstitutions-0]
Hedging instrument, liabilities
FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivatives1		R$ 468,432,000	753,121,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossHeldForTradingTradingDerivative-0]			758,534,000
[custom:FinancialAssetsMeasuredAtFairValueThroughOtherComprehensiveIncomeDebtInstrument-0]			1,260,065,000
[custom:FinancialLiabilitiesMeasuredAtFairValueThroughProfitOrLossHeldForTradingShortsPositions-0]